Shareholders' Equity - Impact to Consolidated Statement of Income for Items Reclassified out of Accumulated Other Comprehensive Income and into Earnings (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	$ 11	$ 23	$ 59
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	12,228	12,285	12,883
Realized gains (losses) on derivative hedges	10,775	10,604	10,745
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(1,041)	(1,140)	(945)
Total securities gains (losses), net	3	9	(15)
Applicable income taxes	(2,087)	(2,032)	(2,236)
Net income	5,908	5,732	5,490
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	(183)	(229)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Available-For-Sale [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on sale of securities	11	23
Other-than-temporary impairment recognized in earnings	(8)	(14)
Total securities gains (losses), net	3	9
Applicable income taxes	(1)	(4)
Net income	2	5
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Securities Transferred From Available For Sale to Held To Maturity [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of unrealized gains on securities transferred from available-for-sale to held-to-maturity, Interest income	30	59
Applicable income taxes	(12)	(22)
Net income	18	37
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Derivative Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gains (losses) on derivative hedges	(186)	(192)
Applicable income taxes	71	74
Net income	(115)	(118)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Unrealized Gains (Losses) on Retirement Plans [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Actuarial gains (losses), prior service cost (credit) and transition obligation (asset) amortization	(144)	(249)
Applicable income taxes	56	96
Net income	$ (88)	$ (153)